Schedule of Expected Credit Losses (Reversal) Provision (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Balance, beginning	$ 367	$ 532	$ 532
Expected credit losses (reversal) provision	287	$ 841	(165)	$ (2,382)
Balance, ending	$ 654		$ 367	$ 532